SEGMENTED INFORMATION (Schedule of disaggregation of property, plant and equipment and other long-lived assets by geographic area) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Property, Plant And Equipment	$ 786	$ 847	$ 1,218
Other Long-lived Assets		1,415	48,614
Total Assets	$ 24,274	23,626	80,987
United States [Member]
Segment Reporting Information [Line Items]
Property, Plant And Equipment		354	759
Other Long-lived Assets		1,140	33,332
Total Assets		11,094	45,341
Germany [Member]
Segment Reporting Information [Line Items]
Property, Plant And Equipment		493	459
Other Long-lived Assets		0	9,969
Total Assets		9,096	19,382
Colombia [Member]
Segment Reporting Information [Line Items]
Other Long-lived Assets		0	4,392
Total Assets		0	8,122
United Kingdom [Member]
Segment Reporting Information [Line Items]
Other Long-lived Assets		89	191
Total Assets		514	559
Canada [Member]
Segment Reporting Information [Line Items]
Other Long-lived Assets		186	730
Total Assets		$ 2,922	$ 7,583